Aug. 21, 2017

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(All Shares Classes)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses dated

December 29, 2016, as supplemented and February 28, 2017, as supplemented

The following changes to the Management Agreement and Sub-Advisory Agreement of the Undiscovered Managers Behavioral Value Fund (the “Fund”) will become effective on or about September 1, 2017 (the “Effective Date”).

Changes to the Management Agreement. On the Effective Date, the advisory fee for the Fund, which is currently 1.05%, will be reduced to 0.75%, each as a percentage of the Fund’s average daily net assets. In connection with this change, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectuses are hereby replaced with the corresponding tables below.

For the Class A, Class C, Class I and Class L Shares:

The tables below replace the corresponding tables on pages 1 of the Class A, Class C and Class I Shares Prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.53	0.48	0.44
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.28	0.23	0.19
Acquired Fund Fees and Expenses	0.15	0.15	0.15

Total Annual Fund Operating Expenses[1]	1.68	2.13	1.34
Fee Waivers and Expense Reimbursements[1,2]	(0.24)	(0.19)	(0.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.44	1.94	1.19

1	As of September 1, 2017, the Fund’s advisory fee was reduced to 0.75%; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.30%, 1.80% and 1.05% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 12/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	664	1,005	1,368	2,389
CLASS C SHARES ($)	297	649	1,127	2,447
CLASS I SHARES ($)	121	410	720	1,600

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	664	1,005	1,368	2,389
CLASS C SHARES ($)	197	649	1,127	2,447
CLASS I SHARES ($)	121	410	720	1,600

The tables below replace the corresponding tables on pages 5 of the Class L Shares Prospectus and page 1 in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class L
Management Fees[1]	0.75%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Service Fees	0.10
Remainder of Other Expenses	0.16
Acquired Fund Fees and Expenses	0.15

Total Annual Fund Operating Expenses[1]	1.16
Fee Waivers and Expense Reimbursements[1,2]	(0.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.04

1	As of September 1, 2017, the Fund’s advisory fee was reduced to 0.75%; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.90% of the average daily net assets of Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 12/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS L SHARES ($)	106	357	627	1,398

For the Class R2 and Class R6 Shares:

The tables below replace the corresponding tables on pages 1 of the Class R2 and Class R6 Shares Prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees[1]	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.55	0.12
Service Fees	0.25	NONE
Remainder of Other Expenses	0.30	0.12
Acquired Fund Fees and Expenses	0.15	0.15

Total Annual Fund Operating Expenses[1]	1.95	1.02
Fee Waivers and Expense Reimbursements[1,2]	(0.26)	(0.08)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.69	0.94

1	As of September 1, 2017, the Fund’s advisory fee was reduced to 0.75%; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.55% and 0.80% of the average daily net assets of Class R2 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 12/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	172	587	1,028	2,254
CLASS R6 SHARES ($)	96	317	555	1,241

For the Class R3, Class R4 and Class R5 Shares:

The tables below replace the corresponding tables on pages 1 of the Class R3, Class R4 and Class R5 Shares Prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R3	Class R4	Class R5
Management Fees[1]	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	NONE	NONE
Other Expenses	0.37	0.37	0.22
Service Fees	0.25	0.25	0.10 [2]
Remainder of Other Expenses[3]	0.12	0.12	0.12
Acquired Fund Fees and Expenses[3]	0.15	0.15	0.15

Total Annual Fund Operating Expenses[1]	1.52	1.27	1.12
Fee Waivers and Expense Reimbursements[1,4]	(0.08)	(0.08)	(0.08)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,4]	1.44	1.19	1.04

1	As of September 1, 2017, the Fund’s advisory fee was reduced to 0.75%; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	Service Fees have been restated to reflect current fees.

3	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.30%, 1.05% and 0.90% of the average daily net assets of Class R3, Class R4 and Class R5 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R3 SHARES ($)	147	472	821	1,806
CLASS R4 SHARES ($)	121	395	689	1,527
CLASS R5 SHARES ($)	106	348	609	1,356

For the Class T Shares:

The tables below replace the corresponding tables on pages 1 of the Class T Shares Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class T
Management Fees[1]	0.75%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.37
Service Fees	0.25
Remainder of Other Expenses[2]	0.12
Acquired Fund Fees and Expenses[2]	0.15

Total Annual Fund Operating Expenses	1.52
Fee Waivers and Expense Reimbursements[1,3]	(0.08)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	1.44

1	As of September 1, 2017, the Fund’s advisory fee was reduced to 0.75%; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.30% of the average daily net assets of Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS T SHARES ($)	147	472	821	1,806

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES

FOR FUTURE REFERENCE